PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
PAYROLL AND SOCIAL SECURITY TAXES PAYABLE
PAYROLL AND SOCIAL SECURITY TAXES PAYABLE

	As of December 31,
	2017	2016

Salaries	5,069	5,388
Social security tax	6,755	5,508
Provision for vacation and bonus	28,378	19,218
Directors fees	216	186
Other	54	28
TOTAL	40,472	30,328